Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation (Patriot) (Notes)	12 Months Ended
Dec. 31, 2014
Matters Related to the Bankruptcy of Patriot Coal Corporation [Abstract]
Matters Related to the Bankruptcy of Patriot Coal Corporation [Text Block]
Matters Related to the Bankruptcy Reorganization of Patriot Coal Corporation
Claims and Litigation
On October 31, 2007, the Company spun-off companies that constituted portions of its former Eastern U.S. Mining operations business segment to form Patriot. The spin-off included eight company-operated mines, two majority-owned joint venture mines and numerous contractor-operated mines serviced by eight coal preparation facilities, along with 1.2 billion tons of proven and probable coal reserves. On July 9, 2012, Patriot and certain of its wholly-owned subsidiaries filed voluntary petitions for reorganization under Chapter 11 of the U.S. Code in the U.S. Bankruptcy Court for the Southern District of New York. The case was subsequently moved to the U.S. Bankruptcy Court for the Eastern District of Missouri.
On March 14, 2013, Patriot filed a motion in its bankruptcy proceeding seeking authority to reject its collective bargaining agreements under section 1113 of the Bankruptcy Code and change its obligation to pay benefits it provided to certain of its retirees pursuant to section 1114 of the Bankruptcy Code and transferring the obligation to a Voluntary Employee Benefit Association (VEBA).  At the same time, Patriot also filed a declaratory judgment complaint against the Company and one of its subsidiaries seeking a declaration that Section 1(d) of the NBCWA Individual Employer Plan Liabilities Assumption Agreement dated October 22, 2007 (NBCWA Agreement) would not apply to reduce the subsidiary's healthcare benefits funding obligations if Patriot were to be successful under the bankruptcy code in changing the benefits it is required to pay to certain of its retirees under its labor agreements. On April 5, 2013, Patriot filed a motion for summary judgment with respect to the declaratory judgment complaint. After hearing both motions, the Court granted Patriot's section 1113/1114 motion and, on its own accord, granted the Company summary judgment on the declaratory judgment complaint. After the United Mine Workers of America (UMWA) appealed the Court's ruling on the section 1113/1114 motion, Patriot and the UMWA entered into new labor agreements pursuant to which the UMWA agreed to dismiss its appeal upon satisfaction of certain conditions. Patriot appealed the Court's grant of the summary judgment motion in the Company's and its subsidiary's favor, which an appellate court reversed. The Company and its subsidiary appealed the reversal to the United States Court of Appeals for the Eighth Circuit and filed a counterclaim in the declaratory judgment action against Patriot and the UMWA seeking a declaration that the subsidiary's healthcare benefits funding obligation would reduce to zero when one of Patriot's subsidiary's obligation to pay for retiree healthcare benefits reduced to zero under the terms of the new labor agreements. Patriot and the Official Committee of Unsecured Creditors of Patriot Coal Corporation issued discovery requests to the Company pursuant to Rule 2004 of the Federal Rules of Bankruptcy Procedure. In connection with the settlement discussed below, the 2004 discovery was suspended and subsequently halted permanently, and the adversary proceeding and related appeal in the Patriot bankruptcy case were voluntarily dismissed with prejudice.
On October 4, 2013, the Company reached a preliminary agreement with Patriot and the UMWA, on behalf of itself, its represented Patriot employees (UMWA Employees) and its represented Patriot retirees (UMWA Retirees), to resolve all issues related to Patriot’s bankruptcy. On October 25, 2013, the parties entered into a definitive settlement agreement. On November 7, 2013, the bankruptcy court approved that agreement. On December 17, 2013, the bankruptcy court confirmed Patriot's plan of reorganization, and on December 18, 2013, Patriot closed on its exit financing and notified the bankruptcy court that the plan of reorganization had become effective. Upon Patriot's plan of reorganization becoming effective, the Company's settlement agreement with Patriot and the UMWA, on behalf of itself, the UMWA Employees and the UMWA Retirees, also became effective.
Under the terms of the settlement agreement, the Company is required to provide total payments of $310.0 million to partially fund the newly established VEBA and settle all Patriot and UMWA claims involving the Patriot bankruptcy. Those payments included an initial payment of $90.0 million made in January 2014, comprised of $70.0 million paid to Patriot and $20.0 million paid to the VEBA, and subsequent payments to be paid to the VEBA of 75.0 million in 2015, $75.0 million in 2016 and $70.0 million in 2017. The Company’s and its subsidiary's obligations under the NBCWA Agreement have been deemed satisfied, and that agreement was terminated on December 18, 2013, the effective date of the settlement. Upon settlement, the Company had $260.7 million recorded in accumulated postretirement healthcare benefit obligations to Patriot on account of certain Patriot retirees under the NBCWA Agreement, with $63.2 million of actuarial losses and prior service costs related to the NBCWA Agreement obligations included in "Accumulated other comprehensive loss."
As part of the settlement agreement, the Company provided $141.5 million of credit support to Patriot at the time the agreement became effective, of which $122.2 million remained outstanding as of December 31, 2014. At that date, $81.4 million of this credit support took the form of surety bonds issued for the benefit of Patriot beneficiaries, $22.4 million of this credit support took the form of letters of credit issued for the benefit of Patriot beneficiaries and $18.4 million of this credit support took the form of corporate guarantees to Patriot beneficiaries. A total of $50.7 million of the credit support (all in the form of surety bonds) relates to Patriot’s Coal Act obligations that the Company agreed to fund at the time of the Patriot spin-off pursuant to the Coal Act Liabilities Assumption Agreement and to Patriot’s Federal Black Lung obligations. Approximately $85.0 million of the total credit support ends in 2018. Upon settlement, the Company recorded a liability of $28.0 million related to the credit support, which was measured using unobservable Level 3 inputs under the fair value hierarchy to determine the cost to acquire such support. In spite of the subsequent reduction in credit support outstanding, the Company increased its recorded liability to $57.6 million as of December 31, 2014 due to a credit downgrade of Patriot issued by one of the major credit rating agencies in the fourth quarter of 2014.
Per the terms of the settlement agreement, the Company also provided an extension of a coal terminaling agreement through March 2016 at a reduced price equal to the Company's estimated cost of providing the terminaling capacity.
As of December 18, 2013, the effective date of the settlement, Patriot assumed (1) the agreements executed in connection with the Patriot spin-off, including Patriot’s indemnification obligations contained therein (subject to certain specified exceptions) and (2) all other agreements entered into by Patriot and the Company prior to the bankruptcy filing and not previously assumed, rejected, terminated or expired.
In connection with the settlement agreement, effective as of December 18, 2013, Patriot, the UMWA, the UMWA Employees and the UMWA Retirees released the Company and its subsidiaries and affiliates and their current and former professionals, employees, advisors, officers, directors, insurers and agents (Peabody Released Parties) from all Causes of Action (as defined in the settlement agreement). In addition, Patriot included the Peabody Released Parties in the third-party release, exculpation and injunction provisions contained in the Patriot plan of reorganization to the extent permitted by law, and the UMWA did not object to any such releases.
At the time the settlement became effective, the Company recognized settlement charges totaling $128.6 million allocated between: (1) a charge of $30.6 million related to settlement of the accumulated postretirement healthcare benefit obligations of certain Patriot retirees under the NBCWA Agreement and (2) a charge to discontinued operations of $98.0 million related to the settlement of other claims involving the Patriot bankruptcy.  The allocation of the settlement was based on the construct of the negotiated settlement whereby Patriot was paid $70.0 million and provided with the credit support, recorded as a liability at its initial fair value of $28.0 million, and modified coal terminaling arrangement discussed above. A total of $240.0 million is to be paid to the VEBA through 2017 to settle the accumulated postretirement healthcare benefit obligations, of which $20.0 million was paid in January 2014. At December 31, 2014 and 2013, the Company's consolidated balance sheet reflected total liabilities of $271.8 million and $326.1 million, respectively, related to the settlement, representing the net present value of the payments due through 2017 to Patriot and the VEBA remaining at each date and the fair value of the liability related to the credit support provided to Patriot.
On October 23, 2012, eight individual plaintiffs and the UMWA filed a putative class action lawsuit in the U.S. District Court for the Southern District of West Virginia against the Company, one of its subsidiaries and an unrelated coal company (Lowe et al. v. Peabody Holding Company, LLC, et al.). The lawsuit sought to have the court obligate the defendants to maintain certain Patriot benefit plans at their current levels and to find the defendants' actions in violation of the Employee Retirement Income Security Act of 1974. On January 7, 2013, the Company defendants filed a motion to dismiss the complaint for failure to state a claim upon which relief can be granted. The plaintiffs thereafter amended their complaint to include new allegations and name two more individuals as plaintiffs. The Company defendants updated their motion to dismiss to respond to the new allegations and filed it with the Court. On September 27, 2013, the Court granted the Company defendants' motion to dismiss, and plaintiffs appealed the dismissal to the United States Court of Appeals for the Fourth Circuit. On December 20, 2013, after the effective date of the settlement agreement discussed above, the parties filed a joint stipulation with the Court dismissing the appeal as to the Company defendants with prejudice.
Off-Balance Sheet Arrangements
Patriot has approximately $150 million in federal and state black lung occupational disease liabilities related to workers employed in periods prior to Patriot’s spin-off from the Company in 2007. At the time of the spin-off, Patriot indemnified the Company against any claim relating to these liabilities, including any claim made by the U.S. Department of Labor (DOL) against the Company with respect to these obligations as a potentially liable operator under the Federal Coal Mine Health and Safety Act of 1969. The definitive settlement agreement described above, which became effective upon Patriot's emergence from bankruptcy on December 18, 2013, included Patriot’s affirmance of the indemnity relating to such black lung liabilities.
If Patriot does not pay the black lung liabilities in the future, the DOL would first look to Patriot and any related credit support for payment before asserting any claims against the Company. While Patriot has agreed to indemnify the Company against any such claims by the DOL, the Company could be responsible for those liabilities if Patriot were not able to fund such indemnification.